General (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 13, 2018	Jan. 08, 2018	Jan. 25, 2018	Nov. 16, 2017	Dec. 31, 2016	Mar. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2018	Mar. 09, 2018
General (Textual)
Incurred losses							$ 2,965	$ 3,515	$ 3,142	$ 4,720	$ 6,433	$ 8,393	$ 6,509
Accumulated losses					$ (87,363)		$ (97,017)		$ (97,194)		$ (93,702)	(87,363)
Description of american depositary share							Each ADS represents 2 ordinary shares of the Company.				Each ADS represents 2 ordinary shares of the Company.
Received net total of advance payment						$ 1,292
Aggregate ordinary shares	3,333,336													400,000
Warrants to purchase shares	2,500,002
Aggregate purchase price	$ 5,000
Warrants issued															982,344
Warrants term	The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years.
Ownership interest percentage											82.00%
Deferred payments				$ 5,000
Accrued milestone payments				$ 175
Percentage of outstanding shares of common stock				8.00%
Capital gain amount				$ 769
Negative cash flows from operating activities							$ (2,126)	$ (5,717)			$ (8,972)	$ (8,714)	$ (4,815)
March 2014 Financing [Member]
General (Textual)
Warrants issued															98,234
Placement agent warrants [Member]
General (Textual)
Warrants to purchase shares	166,667
ADS [Member]
General (Textual)
Aggregate ordinary shares	6,666,672													200,000
Warrants to purchase shares	5,000,004
Warrant exercise price	$ 2.00
ADS [Member] | Placement agent warrants [Member]
General (Textual)
Warrants to purchase shares	333,334
Warrant exercise price	$ 2.00
Warrants term	five years
CAD [Member]
General (Textual)
Received net total of advance payment						$ 1,650
Gebro Holding GmBH [Member]
General (Textual)
Description of distribution and supply agreement		Under the Distribution and Supply Agreement, the Company is entitled to €1.5 million upon execution of the agreement plus milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) €300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 thousand and €1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson
Received first payment from Gebro			$ 2,200
CKD [Member]
General (Textual)
Upfront payment amount					$ 500